Warrant liability (Details Narrative) $ / shares in Units, $ / shares in Units, $ in Millions	3 Months Ended			12 Months Ended
	Nov. 30, 2022 USD ($) shares $ / shares	Nov. 30, 2022 CAD ($) $ / shares	Nov. 30, 2021 $ / shares	Aug. 31, 2022 USD ($) shares $ / shares
IfrsStatementLineItems [Line Items]
Exercise price			$ 12.45
Expected volatility	100.00%	100.00%	90.00%
Risk free interest rate			1.82%
Expected dividend yield	0.00%	0.00%	0.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise price		$ 0.82
Risk free interest rate	3.23%	3.23%
Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise price		$ 0.89
Risk free interest rate	3.35%	3.35%
Liability Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of warrants, outstanding | shares	1,329,684			1,329,684
Fair value of warrants | $	$ 28,709			$ 49,894
Expected volatility	90.00%	90.00%		90.00%
Expected dividend yield	0.00%	0.00%
Proceeds from exercise of warrant | $		$ 11.9
Liability Warrants [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected average life	18 days	18 days		3 months 18 days
Share price		$ 0.79		$ 8.93
Risk free interest rate	3.83%	3.83%		3.61%
Liability Warrants [Member] | Bottom of range [member] | CAD Exercise Price [member]
IfrsStatementLineItems [Line Items]
Exercise price		$ 7.50		$ 7.50
Liability Warrants [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Expected average life	1 year 8 months 8 days	1 year 8 months 8 days		1 year 7 months 24 days
Expected volatility	4.53%	4.53%		3.87%
Liability Warrants [Member] | Top of range [member] | CAD Exercise Price [member]
IfrsStatementLineItems [Line Items]
Exercise price		$ 27.00		$ 27.00
Equity Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of warrants, outstanding | shares	3,511,577			3,736,296
Proceeds from exercise of warrant | $	$ 52,700,000
Warrants outstanding, Average exercise price	$ 15